LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 22, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease liability	$ 634,760	$ 258,991
Operating lease liabilities	149,029	135,923
Leased equipment (property and equipment)	$ 10,976				$ 10,976
Lease Agreement [Member] | Medical Clinic Office Located In Provo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term				58 months
Monthly rent				$ 400
Operating lease liability				$ 19,364
Lease Agreement [Member] | Medical Clinic Office Located In Bountiful [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term				48 months
Monthly rent				$ 1,152
Operating lease liability				$ 42,617
Lease Agreement [Member] | Medical Clinic And Corporate Office Located In Murray [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term			52 months
Monthly rent			$ 6,873
Operating lease liability			$ 241,241
Lease Agreement [Member] | Medical Clinic Office Located In Millcreek [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	12 months	12 months
Monthly rent	$ 2,400	$ 2,350
Operating lease liability	$ 27,724	$ 26,036
Lease Agreement [Member] | Medical Clinic Office Located In Ogden [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	86 months	12 months
Monthly rent	$ 6,211	$ 978
Operating lease liability	$ 461,946	$ 10,839